Customer List Intangible Assets - Additional Information (Details) - Consumer CLEC Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Amortization	$ 1,013	$ 1,173	$ 4,586	$ 5,253	$ 5,921
Estimated amortization expense remainder	2,900
Customer Lists
Finite Lived Intangible Assets [Line Items]
Amortization	$ 1,000	$ 1,200	$ 4,586	$ 5,253	$ 5,921